BETH BARBAN DORFSMAN
SENIOR VICE PRESIDENT AND DEPUTY GENERAL COUNSEL
DIRECT: 914.640.2421
FAX: 914.640.1676
beth_dorfsman@jny.com

August 7, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re: Jones Apparel Group, Inc. - Amendment No. 2 to Annual Report on Form 10-K

Ladies and Gentlemen:

        On behalf of Jones Apparel Group, Inc. (the "Company"), enclosed for filing under the Securities Exchange Act of 1934, as amended, is Amendment No. 2 to the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2006 (the "2006 10-K"). The Company is filing this second amendment to incorporate its responses to comments received from a review of the 2006 10-K (filed on February 26, 2007), as amended by Amendment No. 1 thereto (filed on April 27, 2007), by the Staff of the Securities and Exchange Commission.

Very truly yours, /s/ Beth Barban Dorfsman Beth Barban Dorfsman Senior Vice President and Deputy General Counsel

Enc.